Description of Business and Basis of Presentation (Details) - USD ($)			3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 05, 2026	Sep. 05, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Description of Business and Basis of Presentation
Cash and cash equivalents			$ 84,767,555								$ 23,719,422	$ 6,728,895
Net loss			(21,343,447)	$ (45,414,335)	$ (3,136,887)	$ (1,220,296)	$ (6,936,475)	$ (1,689,843)	$ (52,350,810)	$ (2,910,139)	(61,002,954)	(5,713,369)
Net cash used in operating activities			(14,047,760)		$ (1,627,908)						(13,051,195)	(2,799,642)
Accumulated deficit			(88,070,546)								(66,727,099)	$ (5,724,145)
Issuance of common stock to PIPE investors			$ 80,000,000								$ 30,000,000
Placement Agent Warrants
Description of Business and Basis of Presentation
Warrants to purchase (in shares)		586,666
Private Placement
Description of Business and Basis of Presentation
Issuance of 2026 Private Placement common stock (in shares)	5,333,333	10,000,000
Purchase price (in dollars per share)	$ 15	$ 3
Issuance of common stock to PIPE investors		$ 30,000,000
Legacy Deep Fission
Description of Business and Basis of Presentation
Number of shares issued per share (in shares)		17.32141
Shares issued for services (in shares)		85,000